Notes to Equity and Liabilities of the Balance Sheet - Summary of Accounts Payable and Accrued Liabilities (Detail) - EUR (€)	Dec. 31, 2019	Dec. 31, 2018
Accounts payable and accrued liabilities [abstract]
Trade Accounts Payable	€ 10,655,014	€ 7,215,127
Licenses Payable	357,000	184,000
Accruals	44,971,000	36,530
Other Liabilities	1,059,000	832,000
Total	€ 57,042,000	€ 44,761